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                       MORGAN STANLEY LIQUID ASSET FUND
                         1221 Avenue of the Americas
                           New York, New York 10020


                              December 28, 2005



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


Re:  Morgan Stanley Liquid Asset Fund
     File Number -- 2-53856
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 22, 2005.

                                    Very truly yours,
                                    /s/ Sheri Schreck
                                    ----------------------
                                    Sheri Schreck
                                    Assistant Secretary

cc:   Amy R. Doberman, Esq.
      Larry Greene